Stock-Based Compensation - Schedule of Stock Option Activity (Details) - Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023	Mar. 30, 2025	Dec. 29, 2024
Schedule of Stock Option Activity [Line Items]
Number of shares, outstanding	9,997,233	11,716,646		9,997,233
Weighted average exercise price per share, outstanding	$ 2.77	$ 3.48		$ 2.77
Weighted Average Contractual Term (Years), outstanding	5 years 3 months 14 days	8 years 6 months 10 days	4 years 10 months 17 days	5 years 3 months 14 days
Aggregate Intrinsic Value, outstanding	$ 6,356	$ 2,756	$ 3,764	$ 6,356
Number of shares, Vested and expected to vest	9,997,233		7,759,167	9,997,233
Weighted average exercise price per share, Vested and expected to vest	$ 2.77		$ 2.54	$ 2.77
Weighted Average Contractual Term (Years), Vested and expected to vest			4 years 10 months 17 days	5 years 3 months 14 days
Aggregate Intrinsic Value, Vested and expected to vest	$ 6,356		$ 3,764	$ 6,356
Number of Shares, Vested and exercisable	4,264,705		3,767,004	4,264,705
Weighted Average Exercise Price per Share, Vested and exercisable	$ 3.54		$ 4.73	$ 3.54
Weighted Average Contractual Term (Years), Vested and exercisable			3 years 6 months 10 days	3 years 9 months
Aggregate Intrinsic Value , Vested and exercisable	$ 1,857		$ 1,763	$ 1,857
Number of shares, Options granted				6,121,251
Weighted average exercise price per share, Options granted				$ 0.93
Number of shares, Options exercised			(43,793)	(398,883)
Weighted average exercise price per share, Options exercised			$ 0.99	$ 0.77
Aggregate Intrinsic Value, Options exercised			$ 39	$ 39
Number of shares, Options canceled			(2,194,273)	(7,441,781)
Weighted average exercise price per share, Options canceled			$ 3.58	$ 0.17